Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
SunCar Online [Member]
Borrowings [Line Items]
Bank borrowings	$ 66,402	$ 64,105
Shengda Automobile [Member]
Borrowings [Line Items]
Bank borrowings	$ 10,149	$ 10,725